Investment income and financing costs (Tables)	12 Months Ended
Mar. 31, 2020
Investment income and financing costs
Schedule of investment income and financing costs

	2020	2019	2018
	€m	€m	€m
Investment income:
Amortised cost	157	286	339
Fair value through profit and loss	91	147	24
Foreign exchange	—	—	322
	248	433	685
Financing costs:
Items in hedge relationships:
Other loans	—	17	74
Interest rate and cross-currency interest rate swaps	(583)	(414)	(128)
Fair value hedging instrument	(14)	(8)	48
Fair value of hedged item	6	10	(36)
Other financial liabilities held at amortised cost:
Bank loans and overdrafts	586	336	317
Bonds and other liabilities[1]	1,850	1,567	885
Interest charge/(credit) on settlement of tax issues	40	(1)	(11)
Fair value through profit and loss:
Derivatives – options, forward starting swaps and futures[2]	1,129	391	(75)
Foreign exchange	205	190	—
Interest on lease liabilities	330	—	—
	3,549	2,088	1,074
Net financing costs	3,301	1,655	389

Notes:

1	Includes €269 million (2019: €305 million; 2018: €187 million) of interest on foreign exchange derivatives.
2

Includes mark to market loss on the options relating to the mandatory convertible bonds driven by the lower share price and mark to market losses on certain economic hedging instruments driven by lower long-term yields.